Liquidity (Details Narrative) (10K) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Net loss	$ (901,818)	$ (1,419,391)	$ (1,456,049)	$ (1,309,500)	$ (1,014,679)	$ (669,376)	$ (1,412,612)	$ (688,060)	$ (831,018)	$ (5,199,619)	$ (3,601,066)
Accumulated deficit	(13,719,899)	(12,813,044)				$ (7,561,751)				(12,813,044)	(7,561,751)
Net cash provided by financing activities	954,421				$ 149,914					5,910,622	$ 296,881
Cash on hand		1,100,000								1,100,000
Working capital	$ 1,700,325									1,400,000
March 31, 2017 [Member]
Cash on hand		$ 967,750								$ 967,750